Commitments and Contingencies (Details)			6 Months Ended	12 Months Ended
	Mar. 13, 2023 USD ($) shares	Feb. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Maximum number of demands for registration of securities			3	3
Lock up period for registration statement after business combination			30 years	30 years
Deferred underwriting commissions			$ 10,062,500	$ 10,062,500	$ 10,062,500
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting option period		45 days		45 days
Ordinary shares, shares authorized (in Shares) | shares		3,750,000		3,750,000
Underwriting discount (in Dollars per share) | $ / shares				$ 0.2
Cash underwriting				$ 5,800,000
Cash underwriting discount per share (in Dollars per share) | $ / shares				$ 0.35
Deferred underwriting commissions				$ 10,100,000
Underwriting cash discount per unit (in Dollars per share) | $ / shares		$ 0.2
Underwriter cash discount		$ 5,800,000
Aggregate underwriter cash discount		0.35
Aggregate deferred underwriting fee payable		$ 10,100,000
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Fees incurred as consideration for service	$ 100,000
Fees payable upon signing of the Engagement Letter (in Shares) | shares	350,000		350,000
Fees payable upon signing of the engagement letter	$ 100,000
Stock-based compensation expenses (in Shares) | shares			1,701,444
Per Share fair value of founder shares (in Dollars per share) | $ / shares			$ 4.86
Aggregate fair value of founder shares			$ 1,701,444